Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about intangible assets [line items]
Summary of Intangible Assets

	Trademarks and licenses	Computer software and others	Total
	RMB’000	RMB’000	RMB’000
As of January 1, 2020
Cost	1,815,576	633,857	2,449,433
Accumulated amortization	(5,000)	(483,649)	(488,649)
Impairment	—	(64,209)	(64,209)

Net book amount	1,810,576	85,999	1,896,575

Year ended December 31, 2020
Opening net book amount	1,810,576	85,999	1,896,575
Additions	—	17,718	17,718
Amortization charge	—	(31,831)	(31,831)

Closing net book amount	1,810,576	71,886	1,882,462

As of December 31, 2020
Cost	1,815,576	255,063	2,070,639
Accumulated amortization	(5,000)	(118,968)	(123,968)
Impairment	—	(64,209)	(64,209)

Net book amount	1,810,576	71,886	1,882,462

	Trademarks and licenses	Computer software and others	Total
	RMB’000	RMB’000	RMB’000
As of January 1, 2021
Cost	1,815,576	255,063	2,070,639
Accumulated amortization	(5,000)	(118,968)	(123,968)
Impairment	—	(64,209)	(64,209)

Net book amount	1,810,576	71,886	1,882,462

Year ended December 31, 2021
Opening net book amount	1,810,576	71,886	1,882,462
Additions	—	3,126	3,126
Impairment	(963,948)	—	(963,948)
Amortization charge	—	(22,234)	(22,234)

Closing net book amount	846,628	52,778	899,406

As of December 31, 2021
Cost	1,815,576	258,189	2,073,765
Accumulated amortization	(5,000)	(141,202)	(146,202)
Impairment	(963,948)	(64,209)	(1,028,157)

Net book amount	846,628	52,778	899,406

	Trademarks and licenses	Computer software and others	Total
	RMB’000	RMB’000	RMB’000
As of January 1, 2022
Cost	1,815,576	258,189	2,073,765
Accumulated amortization	(5,000)	(141,202)	(146,202)
Impairment	(963,948)	(64,209)	(1,028,157)

Net book amount	846,628	52,778	899,406

Year ended December 31, 2022
Opening net book amount	846,628	52,778	899,406
Additions	—	2,134	2,134
Disposals	—	(756)	(756)
Impairment	—	(403)	(403)
Amortization charge	—	(15,325)	(15,325)

Closing net book amount	846,628	38,428	885,056

As of December 31, 2022
Cost	1,389,576	253,145	1,642,721
Accumulated amortization	(5,000)	(150,105)	(155,105)
Impairment	(537,948)	(64,612)	(602,560)

Net book amount	846,628	38,428	885,056

Intangible assets other than goodwill [member]
Disclosure of detailed information about intangible assets [line items]
Summary of Key Assumptions Used for Value-in-use Calculations
The key assumptions used for
value-in-use
calculations are as follows:

	As of December 31,
	2020	2021	2022
Pre-tax discount rates	26%	26%	21%-25%
Revenue growth rates	3%-275%	3%-8%	-47%-58%
Long term growth rate	3%	3%	2%

Summary of Recoverable Amount of Cash Generating Units Exceeding Carrying Amount	The recoverable amount of Puhui’s trademark exceeded its carrying amount:

	As of December 31,
	2020	2021	2022
	RMB’000	RMB’000	RMB’000
Recoverable amount of the CGU exceeded its carrying amount	3,895,059	3,795,189	4,761,332

Summary of Possible Changes of Key Assumptions of Cash Generating Units
The following table sets forth the impact of reasonable possible changes in each of the key assumptions, with all other variables held constant, on Puhui’s trademark right impairment testing at the dates indicated. As shown below, the possible changes of key parameters would not cause the carrying amount of the CGU to exceed its recoverable amount at the dates indicated.

	Recoverable amount of the CGU exceeded its carrying amount
	As of December 31,
Possible changes of key assumptions	2020	2021	2022
	RMB’000	RMB’000	RMB’000
Revenue growth rate decrease by 5%	3,772,487	3,711,922	4,524,074
Pre-tax discount rate plus 1%	3,690,604	3,597,045	4,428,832